Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,779,680,584.25
Previously Paid Amount	0.00
Total Fee Amount	245,773.89
Total Offset Amount	0.00
Net Fee	$ 245,773.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A